Reconciliations of Differences Between Basic and Diluted Net Income Attributable to Toyota Motor Corporation Per Share (Detail) (JPY ¥)
In Millions, except Share data in Thousands, unless otherwise specified
	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Earnings Per Share Disclosure [Line Items]
Net income attributable to Toyota Motor Corporation, basic	¥ 1,823,119	¥ 962,163	¥ 283,559
Effect of dilutive securities
Assumed exercise of dilutive stock options	(85)	(32)	(3)
Net income attributable to Toyota Motor Corporation, diluted	¥ 1,823,034	¥ 962,131	¥ 283,556
Weighted-average shares, basic	3,168,989	3,166,909	3,143,470
Effect of dilutive securities
Assumed exercise of dilutive stock options	1,922	246	0
Weighted-average shares, diluted	3,170,911	3,167,155	3,143,470
Net income attributable to Toyota Motor Corporation per share, basic	¥ 575.30	¥ 303.82	¥ 90.21
Effect of dilutive securities
Assumed exercise of dilutive stock options
Net income attributable to Toyota Motor Corporation per share, diluted	¥ 574.92	¥ 303.78	¥ 90.20